LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		$ 8,223,103		$ 8,223,103		$ 5,248,755
Net effect in loss allowance changes		2,201,482				27,825
Provisions for loan losses		8,874,360	[1]	6,585,597	[2]	5,149,131	[3]
Charges-off		(3,815,912)		(2,275,300)		(1,533,202)
Recoveries		(4,562,875)	[1]	(2,706,038)	[2]	(2,218,892)	[3]
Translation adjustment		199,079		(3,067)		(51,706)
Ending balance		10,235,831		8,223,103		8,223,103
Effect of adoption of IFRS 9		1,035,061
Loan purchases / Loan sales	[4]	(2,397)
Adjusted stage 3	[5]	285,412
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance				440,897		351,375
Provisions for loan losses	[6]					465,947
Charges-off						(228,757)
Recoveries	[6]					(147,668)
Ending balance						440,897
Commercial [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		4,514,180		3,499,791		2,694,965
Net effect in loss allowance changes						0
Provisions for loan losses		5,003,417	[1]	3,594,310	[2]	2,684,559	[3]
Charges-off		(1,468,704)		(792,145)		(489,573)
Recoveries		(3,415,455)	[1]	(1,783,649)	[2]	(1,379,288)	[3]
Translation adjustment		58,060		(4,127)		(10,872)
Ending balance		5,360,833		4,514,180		3,499,791
Effect of adoption of IFRS 9		512,959
Loan purchases / Loan sales	[4]	(2,020)
Adjusted stage 3	[5]	158,396
Consumer loans [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		2,291,829		1,791,123		1,321,281
Net effect in loss allowance changes						0
Provisions for loan losses		3,081,883	[1]	2,310,518	[2]	1,922,315	[3]
Charges-off		(2,012,315)		(1,302,630)		(902,400)
Recoveries		(886,928)	[1]	(510,684)	[2]	(525,510)	[3]
Translation adjustment		109,750		3,502		(24,563)
Ending balance		2,892,891		2,291,829		1,791,123
Effect of adoption of IFRS 9		237,515
Loan purchases / Loan sales	[4]	0
Adjusted stage 3	[5]	71,157
Mortage [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		751,793		653,936		572,772
Net effect in loss allowance changes						0
Provisions for loan losses		337,092	[1]	284,392	[2]	225,291	[3]
Charges-off		(112,417)		(37,677)		(24,619)
Recoveries		(163,846)	[1]	(253,578)	[2]	(109,912)	[3]
Translation adjustment		14,640		(1,972)		(9,596)
Ending balance		853,764		751,793		653,936
Effect of adoption of IFRS 9		106,692
Loan purchases / Loan sales	[4]	0
Adjusted stage 3	[5]	26,502
Financial leases [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		807,923		567,046		579,151
Net effect in loss allowance changes						27,825
Provisions for loan losses		341,651	[1]	276,687	[2]	221,694	[3]
Charges-off		(135,674)		(77,762)		(74,900)
Recoveries		(58,175)	[1]	(133,986)	[2]	(180,537)	[3]
Translation adjustment		13,392		(583)		(6,187)
Ending balance		990,970		807,923		567,046
Effect of adoption of IFRS 9		176,521
Loan purchases / Loan sales	[4]	(377)
Adjusted stage 3	[5]	22,230
Small Business Loans [member]
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Beginning balance		141,965		110,015		80,586
Net effect in loss allowance changes						0
Provisions for loan losses		110,317	[1]	119,690	[2]	95,272	[3]
Charges-off		(86,802)		(65,086)		(41,710)
Recoveries		(38,471)	[1]	(24,141)	[2]	(23,645)	[3]
Translation adjustment		3,237		113		(488)
Ending balance		137,373		$ 141,965		$ 110,015
Effect of adoption of IFRS 9		1,374
Loan purchases / Loan sales	[4]	0
Adjusted stage 3	[5]	$ 7,127

[1]	The provision for loan losses, net COP 4,311,485 differs from the COP 3,851,625 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 459,860 due to the recovery of charged-off loans.
[2]	The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.
[3]	The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.
[4]	This ítem includes portfolio purchase/sales operation held between Bancolombia S.A. and Titularizadora Colombiana.
[5]	Provisions reflect the expected credit losses (ECL) measured using the three-step approach under IFRS 9, as described in Note 2.D Significant accounting policies.
[6]	The provision for loan losses net of COP 318,279 differs from the COP 323,290 presented in “Credit impairment charges on loans and advances and financial leases, net" in note 30. Discontinued operations, in the amount of COP 5,011 due to provision on off balance sheet credit exposures that was accounted for as a liability under IAS 37.